First Trust Emerging Markets Human Flourishing ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	34 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Emerging Markets Human Flourishing Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		65.60%	32.26%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	24.18%	16.39%
First Trust Emerging Markets Human Flourishing ETF
Prospectus [Line Items]
Average Annual Return, Percent		63.52%	30.91%
Performance Inception Date	Oct. 30, 2023
First Trust Emerging Markets Human Flourishing ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		60.64%	28.97%
First Trust Emerging Markets Human Flourishing ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		37.64%	23.36%